Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional information (Detail) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates [Line Items]
Deferred tax liabilities not recognised	$ 18.1	$ 13.2	$ 11.3
Reduction of revenue	$ 1.0	$ 1.2